Financial Liabilities - Schedule of Presents the Changes in the Fair Value of Liabilities (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Presents the Changes in the Fair Value of Liabilities [Line Items]
Fair value, Begining	$ 10,262,000
Issuance of conversion component related to the convertible loans.	2,411,000
Issuance of warrants related to the convertible loans	10,370,000
Exercise of warrants	(886,000)
Conversion of convertible loans into ordinary shares	(4,220,000)
Change in fair value	1,062,000
Adjustments arising from translating financial statements from functional currency to presentation currency	26,000
Fair value, Ending	19,025,000
Public Warrants [Member]
Schedule of Presents the Changes in the Fair Value of Liabilities [Line Items]
Fair value, Begining	217
Issuance of conversion component related to the convertible loans.
Issuance of warrants related to the convertible loans
Exercise of warrants
Conversion of convertible loans into ordinary shares
Change in fair value	366
Adjustments arising from translating financial statements from functional currency to presentation currency
Fair value, Ending	583
Private Warrants [Member]
Schedule of Presents the Changes in the Fair Value of Liabilities [Line Items]
Fair value, Begining	5,830,000
Issuance of conversion component related to the convertible loans.
Issuance of warrants related to the convertible loans	10,370,000
Exercise of warrants	(886,000)
Conversion of convertible loans into ordinary shares
Change in fair value	(2,038,000)
Adjustments arising from translating financial statements from functional currency to presentation currency	25,000
Fair value, Ending	13,301,000
Conversion Component [Member]
Schedule of Presents the Changes in the Fair Value of Liabilities [Line Items]
Fair value, Begining	4,215,000
Issuance of conversion component related to the convertible loans.	2,411,000
Issuance of warrants related to the convertible loans
Exercise of warrants
Conversion of convertible loans into ordinary shares	(4,220,000)
Change in fair value	2,734,000
Adjustments arising from translating financial statements from functional currency to presentation currency	1,000
Fair value, Ending	$ 5,141,000